Income Taxes (Schedule of Significant Components of Income Taxes Related to Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Current:
Federal	$ 49.8	$ 45.7	$ 61.1
State	1.5	9.2	7.2
Non-U.S.	11.4	22.7	17.5
Current income tax provision	62.7	77.6	85.8
Deferred:
Federal	(68.3)	(11.7)	5.3
State	(17.0)	(1.2)	2.4
Non-U.S.	(22.2)	3.9	1.3
Deferred income tax (benefit) provision	(107.5)	(9.0)	9.0
Provision for income taxes	$ (44.8)	$ 68.6	$ 94.8